Note 21 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Oct. 31, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
(thousands of Canadian dollars)
	2023					2022

	Carrying Value	Fair value Level 1	Fair Value Level 2	Fair Value Level 3	Total Fair Value	Carrying Value	Total Fair Value

Assets
Cash	$132,242	$132,242	$-	$-	$132,242	$88,581	$88,581
Securities	167,940	167,940	-	-	167,940	141,564	141,564
Loans	3,850,404	-	-	3,837,599	3,837,599	2,992,678	2,963,676
Derivatives	1,517	-	1,517	-	1,517	-	-
Other financial assets	953	-	-	953	953	953	953

Liabilities
Deposits	$3,533,366	$-	$-	$3,436,491	$3,436,491	$2,657,540	$2,561,421
Subordinated notes payable	106,850	-	109,033	-	109,033	104,951	107,368
Other financial liabilities	176,039	-	-	176,039	176,039	146,249	146,249